RISK MANAGEMENT (Details 17) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash		$ 15,523,123	$ 16,216,907
Money market transactions		2,642,521	4,243,338
Cash and cash equivalents		18,165,644	20,460,245	$ 18,805,577	$ 13,466,783
High quality liquid assets [Member]
Cash	[1]	14,793,855	15,821,823
Short-term investments, classified as cash equivalents	[1]	7,963,343	7,844,716
Other liquid assets [Member]
Money market transactions	[2]	1,617,158	2,557,679
Liquid assets [Member]
Cash and cash equivalents		$ 24,374,356	$ 26,224,218

[1]	High-quality liquid assets: cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.
[2]	Other Securities: Securities issued by financial and corporate entities.